Assets and liabilities related to contracts with customers - Schedule of Movement in Deferred Income Recognised by the Group (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Income [Abstract]
Beginning balance, Non-current		€ 338	€ 337
Business combination, Non-current		322
Other movements	[1]	(110)	(12)
Impact of currency translation		(28)	13
Ending Balance, Non-current		522	338
Beginning balance, Current		225	224
Business combination, Current		130
Revenue recognized during the year		(2,057)	(1,884)
New billings		2,006	1,810
Other movements	[1]	12	70
Impact of currency translation		(13)	5
Ending Balance, Current		€ 303	€ 225

[1]	Other movements include reclassifications (between current and non-current, upfront and deferred, as well as against trade receivables)